EATON VANCE GROWTH TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of each prospectus and statement of additional information dated January 1, 2008 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 99 (“Amendment No. 99”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 99 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-07-002090) on December 20, 2007:

Eaton Vance Asian Small Companies Fund
Eaton Vance Greater China Growth Fund
Eaton Vance Global Growth Fund
Eaton Vance Multi-Cap Growth Fund
(formerly Eaton Vance Growth Fund)
Eaton Vance Worldwide Health Sciences Fund

EATON VANCE GROWTH TRUST

By: /s/ Kathryn A. McElroy
Kathryn A. McElroy, Esq.

Date: December 27, 2007